BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND BASIS OF PRESENTATION
BUSINESS AND BASIS OF PRESENTATION

CNO Financial Group, Inc., a Delaware corporation ("CNO"), is a holding company for a group of insurance companies operating throughout the United States that develop, market and administer health insurance, annuity, individual life insurance and other insurance products.  The terms "CNO Financial Group, Inc.", "CNO", the "Company", "we", "us", and "our" as used in these financial statements refer to CNO and its subsidiaries.  Such terms, when used to describe insurance business and products, refer to the insurance business and products of CNO's insurance subsidiaries.

We focus on serving middle-income pre-retiree and retired Americans, which we believe are attractive, underserved, high growth markets.  We sell our products through three distribution channels: career agents, independent producers (some of whom sell one or more of our product lines exclusively) and direct marketing.

Prior to 2014, the Company managed its business through the following operating segments: Bankers Life, Washington National and Colonial Penn, which are defined on the basis of product distribution; Other CNO Business, comprised primarily of products we no longer sell actively; and corporate operations, comprised of holding company activities and certain noninsurance company businesses.  As a result of the sale of Conseco Life Insurance Company ("CLIC") which was completed on July 1, 2014 (as further described in the note to the consolidated financial statements entitled "Sale of Subsidiary") and the coinsurance agreements to cede certain long-term care business effective December 31, 2013, management has changed the manner in which it disaggregates the Company's operations for making operating decisions and assessing performance. In periods prior to 2014: (i) the results in the Washington National segment have been adjusted to include the results from the business in the Other CNO Business segment that are being retained; (ii) the Other CNO Business segment included only the long-term care business that was ceded effective December 31, 2013 and the overhead expense of CLIC that is expected to continue after the completion of the sale; and (iii) the CLIC business being sold is excluded from our analysis of business segment results. Beginning on January 1, 2014: (i) the overhead expense of CLIC that is expected to continue after the completion of the sale has been reallocated primarily to the Bankers Life and Washington National segments; (ii) there is no longer an Other CNO Business segment; and (iii) the CLIC business being sold continues to be excluded from our analysis of business segment results. After the completion of the sale of CLIC: (i) the Bankers Life segment includes the results of certain life insurance business that was recaptured from Wilton Reassurance Company ("Wilton Re"); and (ii) the revenues and expenses associated with a transition services agreement and a special support services agreement with Wilton Re are included in our non-operating earnings. Under such agreements, we will receive $30 million in the year ending June 30, 2015 and $20 million in the year ending June 30, 2016. In addition, certain services will continue to be provided in the three years ending June 30, 2019 for an annual fee of $.2 million. The income we receive from these services agreements will offset certain of our overhead costs. If we are not successful in reducing our overhead costs to the same extent as the reduction in fees to be received from Wilton Re over the period of the agreements, our results of operations will be adversely affected. Our prior period segment disclosures have been revised to reflect management's current view of the Company's operating segments. The Company’s insurance segments are described below:

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Bankers Life, which markets and distributes Medicare supplement insurance, interest-sensitive life insurance, traditional life insurance, fixed annuities and long-term care insurance products to the middle-income senior market through a dedicated field force of career agents and sales managers supported by a network of community-based sales offices.  The Bankers Life segment includes primarily the business of Bankers Life and Casualty Company ("Bankers Life").  Bankers Life also markets and distributes Medicare Advantage plans primarily through distribution arrangements with Humana, Inc. and United HealthCare and Medicare Part D prescription drug plans ("PDP") primarily through a distribution arrangement with Coventry Health Care ("Coventry").

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Washington National, which markets and distributes supplemental health (including specified disease, accident and hospital indemnity insurance products) and life insurance to middle-income consumers at home and at the worksite.  These products are marketed through Performance Matters Associates of Texas, Inc. (a wholly owned subsidiary) and through independent marketing organizations and insurance agencies including worksite marketing.  The products being marketed are underwritten by Washington National Insurance Company ("Washington National"). This segment's business also includes certain closed blocks of annuities and Medicare supplement policies which are no longer being actively marketed by this segment and were primarily issued or acquired by Washington National.

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Colonial Penn, which markets primarily graded benefit and simplified issue life insurance directly to customers in the senior middle-income market through television advertising, direct mail, the internet and telemarketing.  The Colonial Penn segment includes primarily the business of Colonial Penn Life Insurance Company ("Colonial Penn").

Effective January 1, 2015, we changed our definition of pre-tax operating income to exclude the impact of fair market value changes related to the agent deferred compensation plan, since such impacts are not indicative of our ongoing business and trends in our business. Prior periods have been revised to conform to our current presentation. Pre-tax income is not impacted by this change. Such revisions impacted the following footnotes in the conolidated financial statement: Footnote 1 - Business and Basis of Presentation; and Footnote 16 - Business Segments.

We prepare our financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The accompanying financial statements include the accounts of the Company and its subsidiaries. Our consolidated financial statements exclude transactions between us and our consolidated affiliates, or among our consolidated affiliates.

When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect reported amounts of various assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods.  For example, we use significant estimates and assumptions to calculate values for deferred acquisition costs, the present value of future profits, fair value measurements of certain investments (including derivatives), other-than-temporary impairments of investments, assets and liabilities related to income taxes, liabilities for insurance products, liabilities related to litigation and guaranty fund assessment accruals.  If our future experience differs from these estimates and assumptions, our financial statements would be materially affected.